Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds (Change In The Liability For Unpaid Claims And Claim Adjustment Expenses) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Plus: reinsurance recoverable	$ 949.3	$ 938.3
Balance at end of the year, gross of reinsurance	3,857.0	3,716.3	3,651.3
Disability Insurance [Member]
Balance at beginning of the year, gross of reinsurance	3,716.3	3,651.3	3,609.7
Less: reinsurance recoverable	(110.5)	(106.9)	(114.9)
Net balance at beginning of the year	3,605.8	3,544.4	3,494.8
Incurred related to Current year	1,077.1	1,010.3	1,020.5
Incurred related to Prior year's interest	175.9	176.1	174.8
Incurred related to Prior years	(46.5)	(116.3)	(151.2)
Total incurred	1,206.5	1,070.1	1,044.1
Paid related to Current year	(347.1)	(323.3)	(315.6)
Paid related to Prior year	(725.5)	(685.4)	(678.9)
Total paid	(1,072.6)	(1,008.7)	(994.5)
Net balance at end of the year	3,739.7	3,605.8	3,544.4
Plus: reinsurance recoverable	117.3	110.5	106.9
Balance at end of the year, gross of reinsurance	$ 3,857.0	$ 3,716.3	$ 3,651.3